Accumulated Other Comprehensive Income (Tables)	3 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [Abstract]
Accumulated Other Comprehensive Income Loss Net Of Tax Additional Disclosure [TextBlock]
Total accumulated other comprehensive income includes the following:
	At March 31,	At December 31,
	2011	2010
	(unaudited)
	(in US Dollars, millions)
Net cumulative loss in respect of cash flow hedges, net of tax	(2)	(2)

Total gains in respect of available for sale financial assets, net of tax	88	89
Total losses in respect of available for sale financial assets, net of tax	(1)	-

Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Abstract]
Comprehensive Income Net Of Tax Including Portion Attributable To Noncontrolling Interest [Text Block]

	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Total comprehensive income attributable to:
AngloGold Ashanti	184	210
Noncontrolling interests	5	12
	189	222

Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Text Block]
Comprehensive income consists of the following:
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Net income	243	181
Translation (loss)/gain	(52)	23
Financial instruments	(2)	18
Total comprehensive income	189	222

Reconciliation Of Other Comprehensive Income [Abstract]
Reconciliation Of Other Comprehensive Income [Text Block]
Accumulated other comprehensive income, net of related taxation, consists of the following:
	Three months ended March 31,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Opening balance	(385)	(654)
Translation (loss)/gain	(51)	23
Financial instruments	(2)	18
Total accumulated other comprehensive income	(438)	(613)